Related Party Transactions	12 Months Ended
Jun. 30, 2023
Related Party Transactions
Related Party Transactions
11.	Related Party Transactions

Key management personnel are persons responsible for planning, directing and controlling the activities of the entity, which are the directors and officers of the Company.

Compensation to key management is comprised of the following:

	2023	2022
Management and director fees	$3,233	$2,687
Benefits	11	—
Share-based payments	11,535	940
	$14,779	$3,627

As at June 30, 2023, there is $1,373 (June 30, 2022: $287) in accounts payable and accrued liabilities owing to officers of the Company. Amounts due to/from the key management personnel are non-interest bearing, unsecured and have no fixed terms of repayment.

11.	Related Party Transactions – continued

On June 17, 2022, the Company entered into a Master Services Agreement ("the MSA") with Telescope Innovations Corp. ("Telescope"). Robert Mintak, CEO of the Company and Dr. Andy Robinson, President and COO of the Company are directors of Telescope Innovations Corp. Under the MSA, Telescope provided various research and development ("R&D") services for the purpose of developing new technologies. The Company funded an initial project for one year under the MSA, which will aim to evaluate the use of captured CO2 in the Company's various chemical processes, as well as investigating the potential for permanent geological sequestration of CO2 within the lithium brine extraction and reinjection processes contemplated by the Company. Other R&D projects may be performed for the Company by Telescope as required. The Company incurred $764 (June 30, 2022: $756) of costs related to this agreement during the period ended June 30, 2023.

As at June 30, 2023, there is $115 (June 30, 2022: $793) in accounts payable and accrued liabilities owing to Telescope. Amounts due to Telescope are non-interest bearing, unsecured and have no fixed terms of repayment.